SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Schedule of revenues by geographic area
The Company’s revenues by geographic area are as follows:

	For the year ended December 31,
	2024	2023	2022
	ThUS$	ThUS$	ThUS$
Peru	1,127,532	988,908	858,957
Argentina	239,369	244,413	206,856
U.S.A.	1,324,008	1,044,822	1,058,107
Europe	957,042	800,897	768,980
Colombia	669,206	662,263	540,231
Brazil	5,512,471	5,006,377	3,724,466
Ecuador	364,960	332,801	248,454
Chile	1,927,847	1,898,150	1,514,645
Asia Pacific and rest of Latin America	710,608	661,910	441,825
Income from ordinary activities	12,833,043	11,640,541	9,362,521
Other operating income	200,669	148,641	154,286